RESTRUCTURING - Restructuring Reserve (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 515,000	$ 4,973,000
Restructuring (benefits) charges	0	(517,000)	$ 7,766,000
Recovery (Payments)		(3,941,000)
Restructuring reserve, ending balance		515,000	4,973,000
February 2018 Restructuring Plan
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	220,000	4,516,000
Restructuring (benefits) charges	0	(533,000)	5,980,000
Recovery (Payments)		(3,763,000)
Restructuring reserve, ending balance		220,000	4,516,000
February 2018 Restructuring Plan | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	220,000	4,516,000
Restructuring (benefits) charges		(234,000)
Recovery (Payments)		(4,062,000)
Restructuring reserve, ending balance		220,000	4,516,000
February 2018 Restructuring Plan | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring (benefits) charges		(299,000)
Recovery (Payments)		299,000
Restructuring reserve, ending balance		0	0
December 2016 Plan
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring (benefits) charges	0	5,000	1,838,000
Recovery (Payments)		(5,000)
Restructuring reserve, ending balance		0	0
December 2016 Plan | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring (benefits) charges		0
Recovery (Payments)		0
Restructuring reserve, ending balance		0	0
December 2016 Plan | Lease and related termination costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring (benefits) charges		0
Recovery (Payments)		0
Restructuring reserve, ending balance		0	0
December 2016 Plan | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring (benefits) charges		5,000
Recovery (Payments)		(5,000)
Restructuring reserve, ending balance		0	0
Legacy Restructuring Plans
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	295,000	457,000
Restructuring (benefits) charges	0	11,000	(52,000)
Recovery (Payments)		(173,000)
Restructuring reserve, ending balance		295,000	457,000
Legacy Restructuring Plans | Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	243,000	384,000
Restructuring (benefits) charges		0
Recovery (Payments)		(141,000)
Restructuring reserve, ending balance		243,000	384,000
Legacy Restructuring Plans | Other costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 52,000	73,000
Restructuring (benefits) charges		11,000
Recovery (Payments)		(32,000)
Restructuring reserve, ending balance		$ 52,000	$ 73,000